Earnings per share	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Earnings per share
Note 3
2
. Earnings per share

	2023 A$’000	2022 restated A$’000	2021 restated A$’000

Earnings per share for loss from continuing operations

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(20,465)	(25,014)	(8,420)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(20,465)	(25,014)	(8,420)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	184,284,350	132,467,686	117,674,543

Weighted average number of ordinary shares used in calculating diluted earnings per share	184,284,350	132,467,686	117,674,543

	Cents	Cents	Cents

Basic earnings per share	(11.23)	(18.88)	(7.16)
Diluted earnings per share	(11.23)	(18.88)	(7.16)
The number of unissued shares under option that have been excluded from the diluted EPS are

14,780,000
(2023)
8,655,500
(2022) and
4,219,000

(2021).